Trade and Other Payables Trade Payables Aging (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade payables aging [Line Items]
Trade payables	$ 22	$ 47	$ 33
0–30 days
Trade payables aging [Line Items]
Trade payables	17	33	27
31–60 days
Trade payables aging [Line Items]
Trade payables	2	6	3
61–90 days
Trade payables aging [Line Items]
Trade payables	1	6	2
Over 90 days
Trade payables aging [Line Items]
Trade payables	$ 2	$ 2	$ 1